DEPOSITS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Non-interest bearing checking accounts	$ 3,989	$ 4,073
Checking accounts	14,456	14,904
Savings accounts	50,169	51,371
Money market demand deposits	13,200	13,255
Total demand, transaction and passbook deposits	81,814	83,603
Original maturities of:
Less than 12 months	75,007	75,856
12 months to 36 months	20,083	35,616
More than 36 months	11,668	4,626
Total certificates of deposit	106,758	116,098
Total deposits	$ 188,572	$ 199,701